Subsidiaries - Summary of consolidated financial statements of subsidiaries (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated statement of financial position -
Cash and due from banks	S/ 12,809,177	S/ 16,254,499
Financial Investments	24,547,294	24,277,115
Loans, net	43,005,583	40,519,423
Investment property	1,224,454	1,043,978	S/ 972,096	S/ 986,538
Total assets	89,953,909	88,236,029
Deposits and obligations	48,897,944	47,149,275
Due to banks and correspondents	8,522,849	9,660,877
Bonds, notes and other obligations	8,389,672	7,778,751
Insurance contract liabilities	4,215	7,176
Total liabilities	80,398,547	79,282,080
Equity attributable to IFS's shareholders	9,555,362	8,953,949	8,903,448	S/ 7,088,476
Consolidated statement of income -
Net interest and similar income	3,547,688	3,472,683	3,423,253
Impairment loss on loans, net of recoveries	(381,577)	(2,393,944)	(750,811)
Loss (recovery) due to impairment of financial investments	30,898	(32,904)	(6,790)
Net gain of investment property			(7,164)
Fee income from financial services, net	823,808	723,500	925,885
Insurance premiums and claims	645,267	514,981	420,633
Net profit (loss) for the year attributable to IFS's shareholders	1,800,179	383,549	S/ 1,450,115
Interbank and Subsidiaries [Member]
Consolidated statement of financial position -
Cash and due from banks	14,390,759	17,702,412
Financial Investments	10,062,243	8,966,316
Loans, net	41,307,369	38,859,028
Investment property
Total assets	68,584,019	68,038,621
Deposits and obligations	44,966,330	44,576,836
Due to banks and correspondents	8,112,667	9,359,157
Bonds, notes and other obligations	6,938,988	6,491,890
Insurance contract liabilities
Total liabilities	61,581,982	61,814,096
Equity attributable to IFS's shareholders	7,002,037	6,224,525
Consolidated statement of income -
Net interest and similar income	2,743,750	2,783,057
Impairment loss on loans, net of recoveries	(379,034)	(2,393,923)
Loss (recovery) due to impairment of financial investments	(527)	170
Net gain of investment property
Fee income from financial services, net	677,461	619,842
Insurance premiums and claims
Net profit (loss) for the year attributable to IFS's shareholders	1,360,278	(5,672)
Interseguro [Member]
Consolidated statement of financial position -
Cash and due from banks	1,055,105	358,035
Financial Investments	11,951,454	12,895,017
Loans, net
Investment property	1,224,454	1,043,978
Total assets	14,743,405	14,786,389
Deposits and obligations
Due to banks and correspondents	226,742	1,117
Bonds, notes and other obligations	262,933	238,993
Insurance contract liabilities	11,819,263	12,362,929
Total liabilities	13,233,420	13,321,241
Equity attributable to IFS's shareholders	1,509,985	1,465,148
Consolidated statement of income -
Net interest and similar income	736,912	616,887
Impairment loss on loans, net of recoveries
Loss (recovery) due to impairment of financial investments	33,198	(33,819)
Net gain of investment property	21,969	5,438
Fee income from financial services, net	(6,802)	(6,056)
Insurance premiums and claims	(272,037)	(279,070)
Net profit (loss) for the year attributable to IFS's shareholders	339,233	200,826
Inteligo and Subsidiaries [Member]
Consolidated statement of financial position -
Cash and due from banks	1,533,043	596,796
Financial Investments	2,314,331	1,881,043
Loans, net	1,698,397	1,660,526
Investment property
Total assets	5,722,539	4,308,618
Deposits and obligations	4,171,832	2,855,498
Due to banks and correspondents	183,441	300,603
Bonds, notes and other obligations
Insurance contract liabilities
Total liabilities	4,427,452	3,233,691
Equity attributable to IFS's shareholders	1,295,087	1,074,927
Consolidated statement of income -
Net interest and similar income	114,488	111,762
Impairment loss on loans, net of recoveries	(2,543)	(21)
Loss (recovery) due to impairment of financial investments	(1,615)	745
Net gain of investment property
Fee income from financial services, net	196,959	163,968
Insurance premiums and claims
Net profit (loss) for the year attributable to IFS's shareholders	S/ 283,545	S/ 243,125